Allocation of Purchase Price to Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill	$ 4,507	$ 4,379	$ 4,335
Two Thousand Eleven Acquisitions
Business Acquisition [Line Items]
Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable noncontrolling interest	(4,416)
Total consideration	$ 6,773